Shareholder Report, Holdings (Details)	May 31, 2025
C000141795 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141795 | American Healthcare REIT, Inc. - FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141795 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | COPT Defense Properties - FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Independence Realty Trust, Inc. - FR_45378A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | O-I Glass, Inc. - FR_67098H104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | JBT Marel Corp. - FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | WD-40 Co. - FR_929236107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Nicolet Bankshares, Inc. - FR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000141795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000141795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141795 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000141790 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141790 | American Healthcare REIT, Inc. - FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141790 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | COPT Defense Properties - FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Independence Realty Trust, Inc. - FR_45378A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | O-I Glass, Inc. - FR_67098H104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | JBT Marel Corp. - FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | WD-40 Co. - FR_929236107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Nicolet Bankshares, Inc. - FR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000141790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000141790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141790 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141790 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000141791 | TXNM Energy, Inc. - FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141791 | American Healthcare REIT, Inc. - FR_398182303
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141791 | Hanover Insurance Group, Inc. (The) - FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | COPT Defense Properties - FR_22002T108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Independence Realty Trust, Inc. - FR_45378A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | O-I Glass, Inc. - FR_67098H104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | JBT Marel Corp. - FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | IDACORP, Inc. - FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | WD-40 Co. - FR_929236107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Nicolet Bankshares, Inc. - FR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000141791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000141791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141791 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141791 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141791 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000249214 | Ameren Corp. - FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249214 | Corteva, Inc. - FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249214 | Alliant Energy Corp. - FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249214 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | Kenvue, Inc. - FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | AutoZone, Inc. - FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249214 | TD SYNNEX Corp. - FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | Corebridge Financial, Inc. - FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | Dollar Tree, Inc. - FR_256746108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000249214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000249214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000249214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249214 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249214 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249214 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249214 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)